Vessels, net - Consolidated Statement of Comprehensive Income/ (loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels’ depreciation	$ 4,372	$ 5,233	$ 3,665
Depreciation on office furniture and equipment	42	40	39
Depreciation of right of use asset (Note 16)	311	327	206
Total	$ 4,725	$ 5,600	$ 3,910